Inventory - Components of Inventory (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2013	May 31, 2012
Inventory Disclosure [Abstract]
Course materials in schools	$ 6,583	$ 6,620
Publications in bookstores	15,957	13,454
Inventory	$ 22,540	$ 20,074